CRYPTOCURRENCIES (Tables)	3 Months Ended
Nov. 30, 2024
Accounting Policies [Abstract]
Schedule of cryptocurrencies

		Bitcoin
Beginning balance – August 31, 2024	$14,966	0.30
Revenue received from mining	483,683	6.92
Advance payment in cryptocurrency	85,621	.87
Payments of loan with cryptocurrency	(86,435)	(.93)
Cash proceeds from the sale of cryptocurrency, net of fees	(377,897)	(4.78)
Cryptocurrency used to pay expenses	(55,375)	(.84)
Change in the fair market value of bitcoin	85,216	–
Ending balance – November 30, 2024	$149,779	1.54